Share capital (Detail Textuals) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares issued	646,300
Fair value of shares issued pursuant to exercise of warrants	$ 4,657,266
Stock-based compensation expense	1,999,992	$ 790,234
Net and comprehensive loss	$ 20,629,865	$ 2,403,974
Weighted average number of common shares outstanding	33,044,040	24,468,974
Number of warrants exercisable	212,500
Stock options
Disclosure of classes of share capital [line items]
Maximum number of common shares reserved for issuance	30,000,000
Stock options exercisable period	7 years
Weighted average share price, share options granted	$ 2.21
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	36,804,997		32,332,343
Number of shares outstanding	36,804,997	24,559,728	32,332,343	23,794,106
Shares issued for cash, net of derivative liability, shares	3,333,334
Stock Issued During Period Value Cash Net Of Issuance Cost	$ 16,085,772
Number of common stock issued for services	93,020
Fair value of common shares for services	$ 201,077
Share issue related cost	$ 1,360,551
Number of warrants exercised	1,046,300
Fair value of shares issued pursuant to exercise of warrants	$ 4,657,266